Parent company only condensed financial information - Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statements of Comprehensive Income
Selling and marketing expenses	¥ (588,380)	¥ (629,488)	¥ (635,673)
General and administrative expenses	(841,685)	(834,917)	(756,681)
Other income, gains or loss-net	13,921	58,432	(74,254)
Operating loss	(1,404,740)	(1,470,326)	(1,701,012)
Finance income	28,823	77,237	128,261
Finance costs	(76,637)	(150,363)	(174,831)
Share of losses of joint venture	(2,204)	(2,924)	(526)
Loss before income tax	(1,442,608)	(1,551,254)	(1,762,436)
Income tax expenses	112,095	137,131	74,924
Loss for the year	(1,281,699)	(1,353,608)	(1,660,566)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	(152,542)	(608,427)	78,775
Changes in the fair value of debt instruments at fair value through other comprehensive income	(1,812)	(39)	40
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity investments measured at fair value through other comprehensive income	(1,796)
Total comprehensive loss	(1,436,053)	(1,962,074)	(1,581,751)
Parent company
Condensed Statements of Comprehensive Income
Selling and marketing expenses	(439)	(2,374)	(1,825)
General and administrative expenses	(53,621)	(45,655)	(52,860)
Other income, gains or loss-net	834	7,780	4,784
Operating loss	(53,226)	(40,249)	(49,901)
Finance income		4,564	6,427
Finance costs	(32)
Share of losses of joint venture	(2,896)	(2,283)	(526)
Share of losses of subsidiaries and VIEs	(1,225,545)	(1,314,998)	(1,616,566)
Loss before income tax	(1,281,699)	(1,352,966)	(1,660,566)
Income tax expenses		(642)
Loss for the year	(1,281,699)	(1,353,608)	(1,660,566)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	(152,542)	(608,427)	78,775
Changes in the fair value of debt instruments at fair value through other comprehensive income	(16)	(39)	40
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity investments measured at fair value through other comprehensive income	(1,796)
Total comprehensive loss	¥ (1,436,053)	¥ (1,962,074)	¥ (1,581,751)